SHARE CAPITAL - Disclosure of Fair Value of Stock Options Granted (Details) - Stock Options [Member]	12 Months Ended
May 31, 2025 Year
Disclosure of classes of share capital [line items]
Dividend rate	0.00%
Minimum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate	3.02%
Expected life	1
Expected volatility	54.41%
Maximum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate	3.14%
Expected life	5
Expected volatility	64.16%